Short-term borrowings (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term borrowings:
Short-term borrowings	$ 5,287	$ 3,988	$ 4,056
Notes payable to banks
Short-term borrowings:
Weighted-average interest rates on short-term borrowings (as a percent)	5.80%	7.20%	4.10%
Commercial paper
Short-term borrowings:
Weighted-average interest rates on short-term borrowings (as a percent)	0.60%	1.00%	1.50%
Demand Notes [Member]
Short-term borrowings:
Weighted-average interest rates on short-term borrowings (as a percent)	0.80%	0.90%	1.10%
Machinery and Power Systems
Short-term borrowings:
Short-term borrowings	636	93	204
Machinery and Power Systems | Notes payable to banks
Short-term borrowings:
Short-term borrowings	484	93	204
Machinery and Power Systems | Notes payable to former shareholders of Siwei [Member]
Short-term borrowings:
Short-term borrowings	152	0	0
Machinery and Power Systems | Commercial paper
Short-term borrowings:
Short-term borrowings	0	0	0
Financial Products
Short-term borrowings:
Short-term borrowings	4,651	3,895	3,852
Financial Products | Notes payable to banks
Short-term borrowings:
Short-term borrowings	418	527	479
Financial Products | Commercial paper
Short-term borrowings:
Short-term borrowings	3,654	2,818	2,710
Financial Products | Demand Notes [Member]
Short-term borrowings:
Short-term borrowings	$ 579	$ 550	$ 663